Note 10 - Leases (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Lease, Cost [Table Text Block]
(Dollars in thousands)	2020	2019
Operating lease cost	$892	889

Other Information Related to Operating Leases [Table Text Block]
(Dollars in thousands)	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$892	889
Weighted-average remaining lease term – operating leases, in years	3.8	4.7
Weighted-average discount rate – operating leases	2.19%	2.19%

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
(Dollars in thousands)	December 31, 2020
2021	$896
2022	932
2023	807
2024	729
2025	15
2026 and thereafter	0
Total lease payments	3,379
Less: Interest	(140)
Present value of lease liabilities	$3,239